Fixed Assets, Net - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment, Additions	$ 2.2
Furniture & fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life			7 years
Furniture & fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life			1 year
Leasehold Improvements [Member]
Property, Plant and Equipment, Useful Life			7 years
Capitalized internal use software [Member]
Property, Plant and Equipment, Useful Life			4 years
Capitalized internal use software [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life			4 years
Capitalized internal use software [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life			1 year
Office equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life			3 years
Office equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life			1 year
Other assets [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life			4 years
Other assets [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life			1 year
Cost of Sales [Member] | Capitalized internal use software [Member]
Amortization expense related to capitalized internal use software	2.2	$ 2.0	$ 4.1	$ 2.9	$ 1.5
General and Administrative Expense [Member]
Depreciation expense	0.4	$ 0.5	$ 0.9	$ 1.1	$ 1.1
General and Administrative Expense [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life			7 years
General and Administrative Expense [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life			1 year
Accounts Payable [Member]
Property, Plant and Equipment, Additions	$ 0.1